5. Convertible Promissory Notes (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2014	Jan. 18, 2013	Mar. 01, 2013	Mar. 05, 2014	Jun. 05, 2013	Jun. 21, 2013	May 02, 2014	Dec. 18, 2014
Proceeds from convertible promissory notes	$ 500,000	$ 177,500
Debt Conversion, Original Debt, Amount	135,000	147,500
Amortization of debt discount recognized as interest expense	159,874	307,442
Convertible Promissory Notes, Debt discount	307,604	152,928
Securities Purchase Agreements Unsecured Convertible Notes 1
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Face Amount						80,000
Proceeds from convertible promissory notes			35,000
Debt Conversion, Converted Instrument, Shares Issued			106,877
Debt Instrument, Convertible, Conversion Price			$ 0.43
Debt Instrument, Description	In the month of July 2013, the Company extended the maturity date of the note from six (6) months to eighteen (18) months from the effective date of each advance. The note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of a) $0.40 per share b) fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or c) the lowest effective price per share granted after the effective date.
Fair Value Assumptions, Expected Term, Simplified Method	expected life of more than a year.
Amortization of debt discount recognized as interest expense	7,736
Securities Purchase Agreements Unsecured Convertible Notes 1 | Advance 1
Proceeds from convertible promissory notes				10,000
Securities Purchase Agreements Unsecured Convertible Notes 1 | Advance 2
Proceeds from convertible promissory notes			25,000
Securities Purchase Agreements Unsecured Convertible Notes 1 | Principal
Debt Conversion, Original Debt, Amount			10,000
Securities Purchase Agreements Unsecured Convertible Notes 1 | Interest
Debt Conversion, Original Debt, Amount			687
Securities Purchase Agreements Unsecured Convertible Notes 2
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Face Amount							100,000
Proceeds from convertible promissory notes				10,000
Debt Instrument, Description	The note was amended on February 24, 2014, and was extended on the maturity date through August 28, 2014. Subsequently, the note matured and was extended through August 28, 2015. The note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.20 per share or fifty percent (50%) of the lowest trading price recorded on any trade day after the effective date.
Fair Value Assumptions, Expected Term, Simplified Method	expected life of less than a year.
Amortization of debt discount recognized as interest expense	7,055
Long-term Debt, Gross	15,000
Securities Purchase Agreements Unsecured Convertible Notes 2 | Principal
Debt Conversion, Original Debt, Amount	20,000
Securities Purchase Agreements Unsecured Convertible Notes 2 | Interest
Debt Conversion, Original Debt, Amount	3,278
Securities Purchase Agreements Unsecured Convertible Notes 3
Debt Instrument, Face Amount									242,000
Debt Conversion, Converted Instrument, Shares Issued					694,191
Debt Instrument, Description	The notes are convertible into shares of common stock of the Company at a conversion price equal to the lesser of $0.24 per share or the closing price per share of common stock recorded on the trading day immediately preceding the date of conversion. The notes mature two (2) years from their effective dates.
Fair Value Assumptions, Expected Term, Simplified Method	expected life of two (2) years.
Amortization of debt discount recognized as interest expense	63,967
Long-term Debt, Gross								187,000
Securities Purchase Agreements Unsecured Convertible Notes 3 | Chief Executive Officer
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Face Amount									114,000
Securities Purchase Agreements Unsecured Convertible Notes 3 | Officer
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Face Amount									128,000
Securities Purchase Agreements Unsecured Convertible Notes 3 | Principal
Debt Conversion, Original Debt, Amount					55,000
Securities Purchase Agreements Unsecured Convertible Notes 3 | Interest
Debt Conversion, Original Debt, Amount					2,063
Securities Purchase Agreements Unsecured Convertible Notes 4
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Proceeds from convertible promissory notes		45,000
Debt Conversion, Converted Instrument, Shares Issued	724,616
Amortization of debt discount recognized as interest expense	23,603
Debt Instrument, Fair Value Disclosure										100,000
Securities Purchase Agreements Unsecured Convertible Notes 4 | Principal
Debt Conversion, Original Debt, Amount	45,000
Securities Purchase Agreements Unsecured Convertible Notes 4 | Interest
Debt Conversion, Original Debt, Amount	3,462
Securities Purchase Agreements Unsecured Convertible Notes 5
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Proceeds from convertible promissory notes	50,000
Debt Instrument, Description	The note matures eighteen (18) months from the effective date of each advance. The note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.25 per share or fifty percent (50%) of the three (3) lowest trading prices recorded on any trade day after the effective date.
Fair Value Assumptions, Expected Term, Simplified Method	expected life of eighteen (18) months.
Debt Instrument, Fair Value Disclosure											500,000
Convertible Promissory Notes, Debt discount	55,806
Securities Purchase Agreements Unsecured Convertible Notes 5 | Advance 1
Proceeds from convertible promissory notes	500,000
Securities Purchase Agreements Unsecured Convertible Notes 6
Debt Instrument, Face Amount												128,000
Debt Instrument, Description	The notes are convertible into shares of common stock of the Company at a conversion price equal to the lesser of $0.101 per share or the closing price per share of common stock recorded on the trading day immediately preceding the date of conversion. The notes mature two (2) years from their effective dates.
Fair Value Assumptions, Expected Term, Simplified Method	expected life of two (2) years.
Amortization of debt discount recognized as interest expense	1,707
Securities Purchase Agreements Unsecured Convertible Notes 6 | Chief Executive Officer
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Debt Instrument, Face Amount												67,000
Securities Purchase Agreements Unsecured Convertible Notes 6 | Officer
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Debt Instrument, Face Amount												$ 61,000